Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary Financial Statement Information [Abstract]
Allowance for doubtful accounts
Changes in the allowance for doubtful accounts for the years ended December 31, 2017, 2016 and 2015, are presented below:

	2017	2016	2015
Balance at beginning of year	$7.8	$6.0	$9.0
Increase (decrease) in allowance	(1.0)	2.4	(3.0)
Receivables written off	—	(0.6)	—
Balance at end of year	$6.8	$7.8	$6.0

Inventory, net	Inventories as of December 31, 2017 and 2016, consist of:

	2017	2016
Finished and semi-finished	$996.7	$842.3
Raw materials	388.3	390.3
Inventory	$1,385.0	$1,232.6

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
As a result of the retrospective application of the change in accounting principle, certain financial statement line items in our consolidated balance sheet and our consolidated statements of operations and comprehensive income (loss) and cash flows were adjusted as follows:

	As Originally Reported	Effect of Change	As Adjusted
Consolidated statement of operations for the year ended December 31, 2017:
Cost of products sold (a)	$5,365.2	$(112.1)	$5,253.1
Income tax expense (benefit)	(17.0)	14.8	(2.2)
Net income (loss)	67.6	97.3	164.9
Net income (loss) attributable to AK Steel Holding Corporation	6.2	97.3	103.5

	As Originally Reported	Effect of Change	As Adjusted
Net income (loss) per share attributable to AK Steel Holding Corporation common stockholders:
Basic	$0.02	$0.31	$0.33
Diluted	0.02	0.30	0.32

Consolidated statement of comprehensive income (loss) for the year ended December 31, 2017:
Cash flow hedges—Reclassification of losses (gains) to net income (loss)	$(12.5)	$6.4	$(6.1)
Comprehensive income (loss)	91.1	112.3	203.4
Comprehensive income (loss) attributable to AK Steel Holding Corporation	29.7	112.3	142.0

Consolidated balance sheet as of December 31, 2017:
Inventory	$1,147.8	$237.2	$1,385.0
Other non-current assets	169.3	(58.5)	110.8
Other non-current liabilities	161.6	7.3	168.9
Accumulated deficit	(3,058.6)	181.6	(2,877.0)
Accumulated other comprehensive loss	(40.0)	(10.2)	(50.2)

Consolidated statement of cash flows for the year ended December 31, 2017:
Net income	$67.6	$97.3	$164.9
Deferred income taxes	(15.2)	6.2	(9.0)
Inventories	1.8	(118.5)	(116.7)
Other operating items, net	8.6	15.0	23.6

Consolidated statement of operations for the year ended December 31, 2016:
Cost of products sold (a)	$5,070.6	$29.1	$5,099.7
Income tax expense (benefit)	3.2	(20.1)	(16.9)
Net income (loss)	58.2	(9.0)	49.2
Net income (loss) attributable to AK Steel Holding Corporation	(7.8)	(9.0)	(16.8)
Net income (loss) per share attributable to AK Steel Holding Corporation common stockholders:
Basic	$(0.03)	$(0.04)	$(0.07)
Diluted	(0.03)	(0.04)	(0.07)

Consolidated statement of comprehensive income (loss) for the year ended December 31, 2016:
Cash flow hedges—Reclassification of losses (gains) to net income (loss)	$27.2	$11.9	$39.1
Comprehensive income (loss)	181.9	(8.1)	173.8
Comprehensive income (loss) attributable to AK Steel Holding Corporation	115.9	(8.1)	107.8

Consolidated balance sheet as of December 31, 2016:
Inventory	$1,113.9	$118.7	$1,232.6
Other non-current assets	165.1	(53.0)	112.1
Other non-current liabilities	148.4	6.6	155.0
Accumulated deficit	(3,064.8)	84.3	(2,980.5)
Accumulated other comprehensive loss	(63.5)	(25.2)	(88.7)

	As Originally Reported	Effect of Change	As Adjusted
Consolidated statement of cash flows for the year ended December 31, 2016:
Net income	$58.2	$(9.0)	$49.2
Deferred income taxes	5.0	(9.1)	(4.1)
Inventories	112.4	17.2	129.6
Other operating items, net	8.1	0.9	9.0

Consolidated statement of operations for the year ended December 31, 2015:
Cost of products sold (a)	$6,040.3	$213.0	$6,253.3
Income tax expense (benefit)	63.4	(69.7)	(6.3)
Net income (loss)	(446.2)	(143.3)	(589.5)
Net income (loss) attributable to AK Steel Holding Corporation	(509.0)	(143.3)	(652.3)
Net income (loss) per share attributable to AK Steel Holding Corporation common stockholders:
Basic	$(2.86)	$(0.81)	$(3.67)
Diluted	(2.86)	(0.81)	(3.67)

Consolidated statement of comprehensive income (loss) for the year ended December 31, 2015:
Cash flow hedges—Reclassification of losses (gains) to net income (loss)	$61.4	$(13.7)	$47.7
Comprehensive income (loss)	(429.0)	(151.8)	(580.8)
Comprehensive income (loss) attributable to AK Steel Holding Corporation	(491.8)	(151.8)	(643.6)

Consolidated statement of cash flows for the year ended December 31, 2015:
Net income	$(446.2)	$(143.3)	$(589.5)
Deferred income taxes	62.1	(74.9)	(12.8)
Inventories	(53.8)	226.7	172.9
Other operating items, net	(11.0)	(8.5)	(19.5)

Property, plant and equipment
Property, plant and equipment as of December 31, 2017 and 2016, consist of:

	2017	2016
Land, land improvements and leaseholds	$275.3	$272.6
Buildings	509.0	489.6
Machinery and equipment	5,958.2	5,714.0
Construction in progress	89.3	92.8
Total	6,831.8	6,569.0
Less accumulated depreciation	(4,845.6)	(4,554.6)
Property, plant and equipment, net	$1,986.2	$2,014.4

Goodwill
Changes in goodwill for the years ended December 31, 2017, 2016 and 2015 are presented below:

	2017	2016	2015
Balance at beginning of year	$32.8	$32.8	$32.8
Acquisition	221.0	—	—
Balance at end of year	$253.8	$32.8	$32.8

Intangible assets
Intangible assets at December 31, 2017, consist of:

	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$36.6	$(2.2)	$34.4
Technology	19.3	(1.4)	17.9
Other	1.0	(0.4)	0.6
Intangible assets	$56.9	$(4.0)	$52.9

Other non-current assets	Other non-current assets as of December 31, 2017 and 2016, consist of:

	2017	2016
Investments in affiliates	$77.5	$76.7
Other	33.3	35.4
Other non-current assets	$110.8	$112.1

Accrued liabilities	Accrued liabilities as of December 31, 2017 and 2016, consist of:

	2017	2016
Salaries, wages and benefits	$101.3	$105.6
Interest	35.0	35.2
Other	134.2	93.3
Accrued liabilities	$270.5	$234.1

Facility idling
The supplemental unemployment and other employee benefit costs were recorded as accrued liabilities, and the activity for the years ended December 31, 2017 and 2016 was as follows:

	2017	2016
Balance at beginning of year	$6.1	$22.1
Payments	(5.3)	(20.1)
Additions to the reserve	0.6	4.1
Balance at end of year	$1.4	$6.1